Income Taxes (Details) - Schedule of reconciliation of the effective rate of income tax - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the effective rate of income tax [Abstract]
Loss before income taxes	$ (15,742)	$ (12,310)
Tax expense calculated	26.58%	26.60%
Using statutory rates	$ (4,184)	$ (3,274)
Non-deductible items	1,897	1,113
Difference in foreign tax rates	10	11
Change in deferred tax rates	1,217	(89)
Movement in tax benefits not recognized	(1,078)	(395)
Impact of true-up of prior year balances	27
Renouncement of flow-through expenditures	1,357	1,904
Other	(46)	33
Income tax recovery	$ (800)	$ (697)